DFA INVESTMENT DIMENSIONS GROUP INC.
Asia Pacific Small Company Portfolio
Continental Small Company Portfolio
DFA International Small Cap Value Portfolio
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
International High Relative Profitability Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

International Small Company Portfolio
Japanese Small Company Portfolio
Large Cap International Portfolio
United Kingdom Small Company Portfolio
VA International Small Portfolio
VA International Value Portfolio
World ex U.S. Targeted Value Portfolio

DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio
DFA International Value Portfolio III

DIMENSIONAL ETF TRUST

Dimensional International High Profitability ETF
Dimensional International Small Cap ETF
Dimensional International Small Cap Value ETF
Dimensional International Value ETF

SUPPLEMENT TO THE SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE PORTFOLIOS LISTED ABOVE

The purpose of this Supplement to the currently effective Summary and Statutory Prospectuses and Statements of Additional Information of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., or Dimensional ETF Trust, is to notify shareholders that Arun C. Keswani no longer serves as a portfolio manager to each Portfolio. Accordingly, all references to Arun C. Keswani are hereby removed from the respective Summary and Statutory Prospectuses and Statements of Additional Information, as applicable.

The date of this Supplement is August 26, 2024